OneMain Acquisition - Narrative (Details) (10-K)									2 Months Ended	5 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2016 USD ($)	Feb. 24, 2016 USD ($)	Nov. 15, 2015 USD ($) States	Nov. 15, 2015 USD ($) BranchOffices States	Nov. 13, 2015 BranchOffices States	Nov. 12, 2015 USD ($) BranchOffices	Oct. 31, 2015 USD ($)	Oct. 31, 2015 USD ($)	Dec. 31, 2015 USD ($) States	Dec. 31, 2013 USD ($)	Sep. 30, 2016 USD ($)	Dec. 31, 2015 USD ($) BranchOffices States	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Sep. 30, 2015 USD ($)
Business Acquisition [Line Items]
Cash consideration												$ 3,902,000,000	$ 0	$ 0
Number of states in which branch operations are conducted | States									43			43
Goodwill	$ 1,422,000,000								$ 144,000,000,000		$ 1,422,000,000	$ 144,000,000,000	0
Parent Company [Member]
Business Acquisition [Line Items]
Capital contributions in subsidiaries										$ 0		1,100,000,000	0
Consumer and Insurance Segment [Member]
Business Acquisition [Line Items]
Goodwill purchase accounting adjustment											(18,000,000)
Goodwill	1,422,000,000								$ 1,440,000,000		1,422,000,000	$ 1,440,000,000	$ 0
Consumer Segment [Member]
Business Acquisition [Line Items]
Number of states in which branch operations are conducted | States									43			43
Minimum [Member]
Business Acquisition [Line Items]
Number of branch offices, over | BranchOffices												1,900
Sale of Branches to Lendmark [Member]
Business Acquisition [Line Items]
Number of branches divested | BranchOffices						127
Consideration, percent of aggregate unpaid loan balance						103.00%
Number of days to close transaction					120 days
Sale of Branches to Lendmark [Member] | Maximum [Member]
Business Acquisition [Line Items]
Purchase price threshold which would result in certain limitations on sale						$ 695,000,000,000,000
Number of Branches [Member] | Sale of Branches to Lendmark [Member]
Business Acquisition [Line Items]
Percent												6.00%
Loans and Leases Receivable, Gross, Consumer, Installment and Revolving [Member] | Sale of Branches to Lendmark [Member]
Business Acquisition [Line Items]
Percent												4.00%
Independence Holding, Inc. [Member] | Subsidiaries [Member]
Business Acquisition [Line Items]
Capital contributions in subsidiaries						1,100,000,000
Independence Holding, Inc. [Member] | Subsidiaries [Member] | Springfield Financial Cash Services, Inc [Member]
Business Acquisition [Line Items]
Capital contributions in subsidiaries						$ 3,400,000,000
OneMain [Member]
Business Acquisition [Line Items]
Cash consideration	4,455,000,000		$ 4,500,000,000	$ 45,000,000			$ 4,478,000,000	$ 447,800,000,000
Number of branch offices, over | BranchOffices				1,100
Number of states in which branch operations are conducted | States			43	43
Number of branches divested | BranchOffices				127	127
Business Combination, Branches To Be Divested, Number of States | States					11
Acquisition related costs									$ 6,200,000,000
Goodwill	$ 1,422,000,000						$ 144,000,000,000	$ 144,000,000,000			$ 1,422,000,000
OneMain [Member] | Subsequent Event [Member]
Business Acquisition [Line Items]
Goodwill purchase accounting adjustment		$ 2,300,000,000
OneMain [Member] | Consumer and Insurance Segment [Member]
Business Acquisition [Line Items]
Goodwill			$ 1,400,000,000	$ 1,400,000,000
Consumer Loan [Member] | Sale of Branches to Lendmark [Member]
Business Acquisition [Line Items]
Consumer loans held for sale									$ 61,700,000,000			$ 61,700,000,000			$ 60,800,000,000